Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 7) - Residential real estate [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Residential real estate number of loan	2	1
Real Estate, balance	$ 273,031	$ 88,780